Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance (in shares) at Dec. 31, 2015	97,144,736
Balance at Dec. 31, 2015	$ 97,145	$ 66,106,631	$ (20,009,496)	$ (61,933,930)	$ (15,739,650)
Shares issued for consulting services (in shares)	203,980
Shares issued for consulting services	$ 204	53,710	0	0	53,914
Stock option compensation expense	0	659,706	0	0	659,706
Net Loss	$ 0	0	0	(7,639,772)	(7,639,772)
Balance (in shares) at Dec. 31, 2016	108,613,549
Balance at Dec. 31, 2016	$ 108,614	68,506,530	(20,009,496)	(69,573,702)	(20,968,054)
Shares issued for consulting services (in shares)	250,000
Shares issued for consulting services	$ 250	8,750	0	0	$ 9,000
Shares issued for warrant exercise (in shares)	3,125,000				3,125,000
Shares issued for warrant exercise	$ 3,125	121,875	0	0	$ 125,000
Stock option compensation expense	0	0	0	0	961,221
Net Loss	$ 0	0	0	(14,910,659)	(14,910,659)
Balance (in shares) at Dec. 31, 2017	140,763,549
Balance at Dec. 31, 2017	$ 140,764	71,152,311	(20,009,496)	(84,484,361)	$ (33,200,781)
Shares issued for consulting services (in shares)	1,500,000				1,500,000
Shares issued for consulting services	$ 1,500	58,500	0	0	$ 60,000
Shares and warrants issued in private placements (in shares)	29,375,000
Shares and warrants issued in private placements	$ 29,375	1,555,625	0	0	1,585,000
Shares issued for warrant exercise (in shares)	2,000,000
Shares issued for warrant exercise	$ 2,000	78,000	0	0	80,000
Stock option compensation expense	0	904,217	0	0	904,217
Net Loss	$ 0	0	0	(12,395,021)	(12,395,021)
Balance (in shares) at Jun. 30, 2018	173,638,549
Balance at Jun. 30, 2018	$ 173,639	$ 73,748,653	$ (20,009,496)	$ (96,879,381)	$ (42,966,585)